Deferred taxes and contributions	12 Months Ended
Dec. 31, 2021
Deferred taxes and contributions

19	Deferred taxes and contributions

(a)	Statement of financial position details

	December 31, 2021	December 31, 2020
Deferred income tax assets
Provisions	503,374	436,445
Pension obligations - G1	150,577	154,498
Donations of underlying asset on concession agreements	47,589	50,142
Credit losses	183,963	155,719
Other	127,092	134,932
Total deferred tax assets	1,012,595	931,736

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(368,235)	(388,675)
Capitalization of borrowing costs	(404,931)	(390,211)
Profit on supply to government entities	(353,262)	(356,513)
Actuarial gain/loss – G1 Plan	(109,271)	(48,979)
Construction margin	(46,079)	(48,843)
Borrowing costs	(14,556)	(19,231)
Total deferred tax liabilities	(1,296,334)	(1,252,452)

Deferred tax assets (liabilities), net	(283,739)	(320,716)

(b)       Realization

	December 31, 2021	December 31, 2020
Deferred income tax assets
to be realized within 12 months	280,373	263,580
to be realized after one year	732,222	668,156
Total deferred tax asset	1,012,595	931,736
Deferred income tax liabilities
to be realized within 12 months	(31,777)	(31,388)
to be realized after one year	(1,264,557)	(1,221,064)
Total deferred tax liabilities	(1,296,334)	(1,252,452)
Deferred tax liability	(283,739)	(320,716)

(c)       Changes

Deferred income tax assets	December 31, 2020	Net change	December 31, 2021
Provisions	436,445	66,929	503,374
Pension obligations - G1	154,498	(3,921)	150,577
Donations of underlying asset on concession agreements	50,142	(2,553)	47,589
Credit losses	155,719	28,244	183,963
Other	134,932	(7,840)	127,092
Total	931,736	80,859	1,012,595

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(388,675)	20,440	(368,235)
Capitalization of borrowing costs	(390,211)	(14,720)	(404,931)
Profit on supply to governmental entities	(356,513)	3,251	(353,262)
Actuarial (gain)/loss – G1	(48,979)	(60,292)	(109,271)
Construction margin	(48,843)	2,764	(46,079)
Borrowing costs	(19,231)	4,675	(14,556)
Total	(1,252,452)	(43,882)	(1,296,334)

Deferred tax liabilities, net	(320,716)	36,977	(283,739)

Deferred income tax assets	December 31, 2019	Net change	December 31, 2020
Provisions	366,673	69,772	436,445
Pension obligations - G1	157,998	(3,500)	154,498
Donations of underlying asset on concession agreements	51,818	(1,676)	50,142
Credit losses	145,622	10,097	155,719
Other	183,147	(48,215)	134,932
Total	905,258	26,478	931,736

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(408,732)	20,057	(388,675)
Capitalization of borrowing costs	(409,236)	19,025	(390,211)
Profit on supply to governmental entities	(372,289)	15,776	(356,513)
Actuarial (gain)/loss – G1	(54,222)	5,243	(48,979)
Construction margin	(83,399)	34,556	(48,843)
Borrowing costs	(11,376)	(7,855)	(19,231)
Total	(1,339,254)	86,802	(1,252,452)

Deferred tax liabilities, net	(433,996)	113,280	(320,716)

Deferred income tax assets	December 31, 2018	Net change	December 31, 2019
Provisions	337,833	28,840	366,673
Pension obligations - G1	157,044	954	157,998
Donations of underlying asset on concession agreements	54,131	(2,313)	51,818
Credit losses	197,920	(52,298)	145,622
Other	186,887	(3,740)	183,147
Total	933,815	(28,557)	905,258

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(433,842)	25,110	(408,732)
Capitalization of borrowing costs	(420,978)	11,742	(409,236)
Profit on supply to governmental entities	(206,978)	(165,311)	(372,289)
Actuarial (gain)/loss – G1	(36,430)	(17,792)	(54,222)
Construction margin	(86,164)	2,765	(83,399)
Borrowing costs	(10,665)	(711)	(11,376)
Total	(1,195,057)	(144,197)	(1,339,254)

Deferred tax assets (liabilities), net	(261,242)	(172,754)	(433,996)

	December 31, 2021	December 31, 2020	December 31, 2019

Opening balance	(320,716)	(433,996)	(261,242)
Net change in the year:
- corresponding entry to the income statement	97,269	108,037	(154,962)
- corresponding entry to valuation adjustments to equity (Note 21 (b))	(60,292)	5,243	(17,792)

Total net change	36,977	113,280	(172,754)
Closing balance	(283,739)	(320,716)	(433,996)

(d)       Reconciliation of the effective tax rate

The amounts recorded as income tax and social contribution expenses in the financial statements are reconciled to the statutory rates, as shown below:

	December 31, 2021	December 31, 2020	December 31, 2019

Profit before income taxes	3,170,156	1,326,002	4,677,942
Statutory rate	34%	34%	34%

Estimated expense at statutory rate	(1,077,853)	(450,841)	(1,590,500)
Tax benefit of interest on equity	200,073	126,604	312,339
Permanent differences
Provision – Law 4,819/1958 – G0 (i)	(22,640)	(37,675)	(44,426)
Donations	(16,723)	(8,672)	(19,888)
Other differences	52,856	17,900	32,050

Income tax and social contribution	(864,287)	(352,684)	(1,310,425)

Current income tax and social contribution	(961,556)	(460,721)	(1,155,463)
Deferred income tax and social contribution	97,269	108,037	(154,962)
Effective rate	27%	27%	28%

(i)	Permanent difference related to the provision for actuarial liability (Note 22 (ii) and (v)).